Business Combination (Tables)	6 Months Ended
Jun. 30, 2020
Business Combination
Summary of consideration transferred at Closing

The following summarizes the consideration transferred at Closing for the SBTech Acquisition (in thousands):

Purchase consideration

Cash consideration(1)	$182,862
Share consideration(2)	789,065
Other cash consideration(3)	3,614
Total SBTech consideration	$975,541

(1)Includes the cash consideration, adjusted for the Net Debt Amount, the Working Capital Adjustment, and the Aggregate Strike Price Amount, as stipulated by the Business Combination Agreement, resulting in cash consideration of $182,862.

(2)Includes $776,524 for the share consideration for SBTech equity of 40,739 shares and SBTech employees’ vested options of 3,557 options, and $12,541 of contingent consideration for the 720 earnout shares issued to former stockholders of SBTech as part of the Business Combination, recognized at their Acquisition Date fair value.

(3)Includes transaction costs incurred by SBTech shareholders to be borne by DraftKings, costs related to the SBTech restructuring transaction that were paid by DraftKings, and the tail liability insurance for SBTech’s  directors and officers, as specified in the Business Combination Agreement

Summary of preliminary pending finalization of valuation analyses pertaining to intangible assets acquired and tax liabilities assumed including the calculation of deferred tax assets and liabilities

Cash and cash equivalents	$9,639
Trade receivables	18,741
Other current assets	1,848
Property and equipment	10,677
Intangible assets	490,513
Other non-current assets	1,017
Total identifiable assets acquired	532,435
Liabilities assumed:
Accounts payable and accrued expenses	23,613
Other long-term liabilities	4,226
Total liabilities assumed	27,839
Net assets acquired (a)	504,596
Estimated purchase consideration (b)	975,541
Estimated goodwill (b) – (a)	$470,945

Summary of intangible assets

		Weighted-Average
	Fair Value	Useful Life (in years)
	(in thousands)
Developed Technology	$392,028	8
Customer relationships	93,699	5
Trademarks and trade names	4,308	3
Gaming License	478	2-3
Total	$490,513

Summary of pro forma financial information

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Net Revenue	$74,998	$82,987	$188,443	$175,941
Net Loss	$(149,581)	$(37,187)	$(231,579)	$(125,110)